Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Dec. 31, 2011 Common Shares	Dec. 31, 2010 Common Shares	Dec. 31, 2009 Common Shares	Jan. 24, 2012 Common Shares Share Consolidation TDS Parent Company	Jan. 24, 2012 Special Common Shares Share Consolidation TDS Parent Company	Dec. 31, 2011 Series A Common Shares	Dec. 31, 2010 Series A Common Shares	Dec. 31, 2009 Series A Common Shares	Jan. 24, 2012 Series A Common Shares Share Consolidation TDS Parent Company
Earnings per share
Net income available to common shareholders of TDS used in basic earnings per share	$ 200,516		$ 144,799		$ 191,296
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(795)	[1]	(512)	[1]	(442)	[1]
Preferred dividend adjustment	49	[2]	49	[2]	49	[2]
Net income available to common shareholders of TDS used in diluted earnings per share	$ 199,770		$ 144,336		$ 190,903
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	108,562,000	[3]	110,016,000	[3]	114,354,000	[3]							101,471,000	102,947,000	107,318,000			7,091,000	7,069,000	7,036,000
Effects of dilutive securities:
Stock options	265,000		230,000		39,000
Restricted stock units	213,000		195,000		135,000
Preferred shares	60,000		48,000		44,000
Weighted average number of shares used in diluted earnings per share	109,100,000	[3]	110,489,000	[3]	114,572,000	[3]
Basic earnings per share attributable to TDS shareholders	$ 1.85	[3]	$ 1.32	[3]	$ 1.67	[3]
Diluted earnings per share attributable to TDS shareholders	$ 1.83	[3]	$ 1.31	[3]	$ 1.67	[3]
Antidilutive shares							3,779,000	4,076,000	4,876,000	149,000	88,000	105,000
Subsequent events
Share conversion ratio, Common shares																1.087	1
Share conversion ratio, Series A Common shares																					1.087

[1]	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.
[2]	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.
[3]	On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS. Shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share as of the beginning of all periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation Amendment. See Note 21—Subsequent Events for additional information.